9. Property, Plant and Equipment, Net: Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Details
Furniture and Fixtures, Gross	$ 179,198	$ 113,393
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(73,820)	(34,898)
Plant, machinery and equipment, net	$ 105,378	$ 78,495